Fair value	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fair value
31.	Fair value

(a)	Financial instruments measured at their fair value and fair value hierarchy
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	978,978	633,400	1,093,893	2,706,271
Debt instruments measured at fair value through other comprehensive income	11,194,459	6,435,328	—	17,629,787
Equity instruments measured at fair value through other comprehensive income	556,162	27,686	39,870	623,718
Derivatives receivable	—	793,361	—	793,361

	12,729,599	7,889,775	1,133,763	21,753,137

Accrued interest				291,488

Total financial assets				22,044,625

Financial liabilities
Derivatives payable	—	413,797	—	413,797

(*)	As of December 31, 2021 and 2020, correspond mainly to participations in mutual funds and investment funds.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	577,438	986,627	478,712	2,042,777
Debt instruments measured at fair value through other comprehensive income	10,247,432	7,654,920	—	17,902,352
Equity instruments measured at fair value through other comprehensive income	1,329,471	7,867	36,210	1,373,548
Derivatives receivable	—	395,249	—	395,249

	12,154,341	9,044,663	514,922	21,713,926

Accrued interest				251,140

Total financial assets				21,965,066

Financial liabilities
Derivatives payable	—	271,326	—	271,326

(*)	As of December 31, 2021 and 2020, correspond s mainly to participations in mutual funds and investment funds.
Financial assets included in Level 1 are those measured on the basis of information that is available on the market, to the extent that their quoted prices reflect an active and liquid market and that are available in some centralized trading mechanism, trading agent, price supplier or regulatory entity.
Financial instruments included in Level 2 are valued based on the market prices of other instruments with similar characteristics or with financial valuation models based on information of variables observable in the market (interest rate curves, price vectors, etc.).

Financial assets included in Level 3 are valued by using assumptions and data that do not correspond to prices of operations traded on the market. The valuation requires Management to make certain assumptions about the model variables and data, including the forecast of cash flow, discount rate, credit risk and volatility.
During 2021, there
were no transfers of financial instruments to or from level 3 to level 1 or level 2.
During 2020, there were transfers of certain financial instruments from Level 1 to Level 2 for the amount of S/4,116,507,000, because they stopped being actively traded during the year and, therefore, fair values were obtained by using observable market data. There were no transfers of financial instruments from Level 3 to Level 1 or Level 2 or viceversa.
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2021	2020
Listed shares	Net asset value	NAV	203.53	215.19	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/11,199,000 as of December 31, 2021 and S/10,754,000 as of December 31, 2020.

Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/7,300,000 as of December 31, 2021 and S/1,448,000 as of December 31, 2020.

Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/78,305,000 as of December 31, 2021 and S/27,983,000 as of December 31, 2020.

Listed shares	Equity method	—	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in increase in fair value of S/1,994,000 as of December 31, 2021 and S/1,811,000 as of December 31, 2020.
Starting in 2020, the Group performed changes in the determination of the estimates for the fair value of these investments considering the nature of themselves, as well as the underlying assets and the information to which it had access on the valuation date, concluding that the best valuation method for these investments is the use of the net asset value (henceforth “NAV”).
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2021	2020
	S/(000)	S/(000)
Initial balance as of January 1	514,922	487,352
Purchases	629,543	155,198
Sales	(237,870)	(272,711)
Gain recognized on the consolidated statement of income	227,168	145,083

Balance as of December 31	1,133,763	514,922

(b)	Financial instruments not measured at their fair value -
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2021					As of December 31, 2020
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	17,104,465	—	17,104,465	17,104,465	—	18,765,482	—	18,765,482	18,765,482
Inter-bank funds	—	30,002	—	30,002	30,002	—	18,105	—	18,105	18,105
Investments at amortized cost	3,181,392	—	—	3,181,392	3,296,030	2,988,539	—	—	2,988,539	2,707,298
Loans, net	—	42,892,599	—	42,892,599	43,005,583	—	40,809,701	—	40,809,701	40,519,423
Due from customers on acceptances	—	152,423	—	152,423	152,423	—	16,320	—	16,320	16,320
Other accounts receivable and other assets, net	—	629,472	—	629,472	629,472	—	658,140	—	658,140	658,140

Total	3,181,392	60,808,961	—	63,990,353	64,217,975	2,988,539	60,267,748	—	63,256,287	62,684,768

Liabilities
Deposits and obligations	—	48,914,408	—	48,914,408	48,897,944	—	47,146,077	—	47,146,077	47,149,275
Inter-bank funds	—	—	—	—	—	—	28,971	—	28,971	28,971
Due to banks and correspondents	—	8,274,484	—	8,274,484	8,522,849	—	9,686,361	—	9,686,361	9,660,877
Bonds, notes and other obligations	7,286,082	1,202,219	—	8,488,301	8,389,672	6,831,566	1,430,646	—	8,262,212	7,778,751
Due from customers on acceptances	—	152,423	—	152,423	152,423	—	16,320	—	16,320	16,320
Insurance contract liabilities	—	11,958,058	—	11,958,058	11,958,058	—	12,501,723	—	12,501,723	12,501,723
Other accounts payable and other liabilities	—	1,865,080	—	1,865,080	1,865,080	—	1,732,461	—	1,732,461	1,732,461

Total	7,286,082	72,366,672	—	79,652,754	79,786,026	6,831,566	72,542,559	—	79,374,125	78,868,378

The methodologies and assumptions used to determine fair values depend on the terms and risk characteristics of each financial instrument and they include the following:

(i)
Long-term fixed-rate and variable-rate loans are assessed by the Group based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the estimated losses of these loans. As of December 31, 2021 and 2020, the book value of loans, net of allowances, was not significantly different from the calculated fair values.

(ii)
Instruments whose fair value approximates their book value: For financial assets and financial liabilities that are liquid or have short-term maturity (less than 3 months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable-rate financial instruments.

(iii)
Fixed-rate financial instruments: The fair value of fixed-rate financial assets and financial liabilities at amortized cost is determined by comparing market interest rates when they were first recognized with current market rates related to similar financial instruments for their remaining term to maturity. The fair value of fixed interest rate deposits is based on discounted cash flows using market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued, the fair value is determined based on quoted market prices. When quotations are not available, a discounted cash flow model is used based on the yield curve of the appropriate interest rate for the remaining term to maturity.